Condensed Consolidating Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents, including restricted cash	$ 400	$ 419	$ 419
Short-term investments	6	5	7
Accounts receivable, net of allowance for doubtful accounts	613	527	592
Inventories:
Finished and in-process goods	307	262	254
Raw materials and supplies	122	105	103
Other current assets	90	81	72
Total current assets	1,538	1,399	1,447
Investment in unconsolidated entities	54	42	26
Deferred income taxes	383	348	4
Other assets, net	135	109	139
Property and equipment
Land	89	90	88
Buildings	301	305	298
Machinery and equipment	2,372	2,384	2,300
Property, plant and equipment, gross	2,762	2,779	2,686
Less accumulated depreciation	(1,618)	(1,612)	(1,477)
Property, plant and equipment, net	1,144	1,167	1,209
Goodwill	167	169	167
Other intangible assets, net	89	91	104
Total assets	3,510	3,325	3,096
Current liabilities
Accounts and drafts payable	503	418	381
Debt payable within one year	61	76	117
Affiliated debt payable within one year			2
Interest payable	90	63	61
Income taxes payable	7	4	15
Accrued payroll and incentive compensation	48	40	57
Other current liabilities	124	129	132
Total current liabilities	833	730	765
Long-term liabilities
Long-term debt	3,727	3,419	3,420
Long-term pension and post employment benefit obligations	304	309	223
Deferred income taxes	19	18	72
Other long-term liabilities	169	166	156
Advance from affiliates			225
Total liabilities	5,052	4,642	4,861
Commitments and contingencies
Deficit
Common stock, value	1	1	1
Paid-in capital	520	752	533
Treasury stock, at cost	(296)	(296)	(296)
Note receivable from parent		(24)	(24)
Accumulated other comprehensive income	(90)	(77)	17
Accumulated deficit	(1,677)	(1,673)	(1,997)
Total Momentive Specialty Chemicals Inc. shareholder's deficit		(1,317)	(1,766)
Noncontrolling interest		0	1
Total deficit	(1,542)	(1,317)	(1,765)
Total liabilities and (deficit) equity	$ 3,510	$ 3,325	$ 3,096